Document and Entity Information	0 Months Ended
May 31, 2013
Risk/Return:
Document Type	497
Document Period End Date	May 31, 2013
Registrant Name	MORGAN STANLEY SELECT DIMENSIONS INVESTMENT SERIES
Central Index Key	0000924394
Amendment Flag	false
Document Creation Date	May 31, 2013
Document Effective Date	May 31, 2013
Prospectus Date	Apr. 30, 2013